Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net income (expenses) from (due to) other related parties (excluding Golar Partners and Golar Power):

	Nine months ended September 30,
(in thousands of $)	2016	2015
Golar Wilhelmsen (a)	—	(2,246)
The Cool Pool (b)	26,987	—
Magni Partners (c)	(4,262)	—
	22,725	(2,246)

Receivables from (payables to) related parties (excluding Golar Partners and Golar Power):

(in thousands of $)	September 30, 2016	December 31, 2015
The Cool Pool (b)	4,601	2,000
Magni Partners (c)	(346)	—
	4,255	2,000

a)
Golar Wilhelmsen - As of September 4, 2015, pursuant to the acquisition of the remaining 40% interest, we held 100% ownership interest in Golar Wilhelmsen, thus making it a controlled and fully consolidated subsidiary from that date. Previous to that we held a 60% ownership interest in Golar Wilhelmsen, which we accounted for using the equity method. Golar Wilhelmsen recharges management fees in relation to the provision of technical and ship management services. Accordingly, from September 4, 2015, these management fees are eliminated on consolidation.

b)
The Cool Pool - Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, which commenced in October 2015, amounting to $4.6 million as of September 30, 2016 (December 31, 2015: $2.0 million). In addition, the consolidated statements of income include revenue and voyage expenses for the nine months ended September 30, 2016 from the collaborative arrangement amounting to $10.5 million and $6.4 million, respectively.

c)
Magni Partners - Tor Olav Trøim is the founder of, and partner in, Magni Partners Limited, a privately held UK company, and is the ultimate beneficial owner of the company. Pursuant to a management agreement between Magni Partners Limited and a Golar subsidiary, for the nine months ended September 30, 2016, Golar was recharged $3.9 million (this includes $3.0 million in relation to the transaction with Golar Power which has been recorded as part of the loss on disposal of Golar Power in the income statement, see note 4) for advisory services from a partner and director of Magni Partners Limited, other than Mr Trøim. In addition, Golar was recharged $0.1 million for travel relating to certain board members and $0.3 million for other travel and out of pocket expenses. All charges have been recharged to Golar at cost.

Other:

d)
OneLNG contributions - In connection with our newly formed joint venture, OneLNG, (see note 12) under the joint venture and shareholders' agreement with Schlumberger, once an OneLNG project reaches final investment decision, we and Schlumberger will each be required to provide $250 million of new equity. Contributions may include intellectual property amongst other items.

The transactions with Golar Power and its subsidiaries for the nine months ended September 30, 2016 and 2015 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2016	2015
Management and administrative services revenue (a)	1,209	—
Ship management fees revenue (b)	188	—
Surety bond compensation (c)	31	—
Debt guarantee compensation (c)	263	—
Total	1,691	—

Receivables (payables): The balances with Golar Power and its subsidiaries as of September 30, 2016 and December 31, 2015 consisted of the following:

(in thousands of $)	September 30, 2016	December 31, 2015
Trading balances due to Golar Power and affiliates (d)	(13,723)	—
Total	(13,723)	—

a)
Management and administrative services - Golar Management provides certain management and administrative services to Golar Power . The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. 120 days

b)
Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Power for the provision of technical and commercial management of the vessels. Each of Golar Powers’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Power may terminate these agreements by providing 30 days written notice.

c)
Surety bond and debt guarantee compensation - In connection with the closing of the Golar Power and Stonepeak transaction, Golar Power entered into agreements to compensate Golar in relation to the surety bond and certain debt guarantees (as further described under the subheading "Guarantees and other") relating to Golar Power and subsidiaries. This compensation amounted to an aggregate of $0.3 million income for the quarter ended September 30, 2016.

d)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak as further described in note 4. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.

Guarantees and other:

e)
Debt guarantees - The debt guarantees were previously issued by Golar to third party banks in respect of certain secured debt facilities relating to Golar Power and subsidiaries. The liability which is recorded in "Other long-term liabilities" is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items". As of September 30, 2016, the Company guaranteed $209.1 million of Golar Power's long-term debt obligations. The debt facilities are secured against specific vessels.

f)
Surety bond guarantee - As previously discussed in note 33 in our annual report in the 20F/A for the year ended December 31, 2015, Genpower Particapações SA (“Genpower”), the project developer of the Sergipe power plant project entered into an insurance agreement policy to cover the execution of the works for the implementation for an amount of $164.7 million. We entered into a counter-guarantee agreement wherein we agreed to act as a guarantor for 49% of the maximum liability for which we initially recognized a liability of $1.2 million as at December 31, 2015.

g)
Shipyard guarantee - In connection with the newbuilding contract for the construction of a FSRU, we provided a guarantee to cover the remaining milestone payments due to the shipyard. Pursuant to the formation of Golar Power and closing of the Stonepeak transaction, Golar Power's subsidiary, entered into a counter guarantee with us to indemnify us in the event we are required to pay out any monies due under the shipyard guarantee.

h)
Golar Power Purchase Option - Under the shareholders' agreement, Golar Power has the right for 18 months from July 6, 2016 to purchase another two of our vessels at their respective fair values. In connection with any such transaction, Ordinary Shares will be issued based on the fair market value of the vessel(s) at the time of their respective contribution.

i)
Golar Power contributions - under the shareholders' agreement, we and Stonepeak have agreed to contribute additional funding to Golar Power, on a pro rata basis, including (i) an aggregate of $150 million in the period through to the second half of 2018; and (ii) additional amounts as may be required by Golar Power, subject to the approval of its board of directors.

The transactions with Golar Partners and its subsidiaries for the nine months ended September 30, 2016 and 2015 consisted of the following:

	Nine months ended September 30,
(in thousands of $)	2016	2015
Management and administrative services revenue (a)	2,163	2,040
Ship management fees revenue (b)	5,342	5,482
Charterhire expense (c)	(21,920)	(33,278)
Gain on disposal to Golar Eskimo (d)	—	103,539
Interest expense on short-term credit arrangements (e)	(122)	—
Interest income on vendor financing loan (f)	—	3,776
Interest expense on deposit payable (g)	(1,237)	—
Total	(15,774)	81,559

Receivables (payables): The balances with Golar Partners and its subsidiaries as of September 30, 2016 and December 31, 2015 consisted of the following:

(in thousands of $)	September 30, 2016	December 31, 2015
Trading balances due to Golar and affiliates (e)	(35,052)	(4,400)
Deposit payable (g)	(107,247)	—
Methane Princess security lease deposit movement (h)	(2,163)	(2,728)
Total	(144,462)	(7,128)

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charged ship management fees to Golar Partners for the provision of technical and commercial management of the vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)
Charterhire expenses - For the nine months ended September 30, 2016, this consists of the charterhire expenses that we incurred for the charter back from Golar Partners of the Golar Grand and for the comparative period in 2015 this also includes the Golar Eskimo.

In connection with the sale of the Golar Grand to Golar Partners in November 2012, we issued an option where, in the event that the charterer did not renew or extend its charter for the Golar Grand beyond February 2015, the Partnership had the option to require us to charter the vessel through to October 2017. In February 2015, the option was exercised. Accordingly, we recognized charterhire costs of $21.9 million and $20.4 million for the nine months ended September 30, 2016 and 2015, respectively, in relation to the Golar Grand. This excludes the release of $4.6 million and $3.8 million representing the amortization for the nine months ended September 30, 2016 and 2015, respectively, in respect of the guarantee obligation. Furthermore the expense of $8.8 million, representing the incremental liability recognized upon re-measurement of the guarantee obligation is also excluded from the 2015 comparative.

In connection with the sale of the Golar Eskimo in January 2015, we entered into an agreement with Golar Partners to charter back the vessel until June 30, 2015. Accordingly, we recognized charterhire costs of $nil and $12.9 million for the nine months ended September 30, 2016 and 2015, respectively.

In addition, in exchange for entering into the charter back arrangement we agreed with Golar Partners that should we achieve a favorable renegotiation and extension of the charter with the charterer, which increased the value of the charter sold along with the vessel, Golar Partners would pay additional consideration to us equivalent to any increase in value.  No charter renegotiation took place and no additional consideration was due or paid.

d)
Gain on disposals - In January 2015, we completed the disposal of our interests in the companies that own and operate the FSRU, the Golar Eskimo, which resulted in a provisional gain on disposal of $103.5 million (subsequently finalized in December 2015 as $102.4 million). The purchase consideration was $390.0 million for the vessel and charter, less the assumed bank debt of $162.8 million. In addition, we provided Golar Partners with a loan facility for an amount of $220.0 million to part fund their purchase. The loan was non-amortizing with a final balloon payment due in December 2016, contained a repayment incentive fee of up to 1.0% of the loan amount and bore interest at a rate equal to LIBOR plus a blended margin of 2.84%. The loan was fully repaid by the end of 2015.

e)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees and expenses for management, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us. In January 2016, we received funding from Golar Partners in the amount of $30 million for a fixed period of 60 days. Golar Partners charged interest on this balance at a rate of LIBOR plus 5.0%. The increase in trading balances to $35.1 million as of September 30, 2016 from $4.4 million as of December 31, 2015 is mainly attributable to amounts due to Golar Partners for charterhire expenses relating to Golar Grand discussed in (c) above and amounts under the Golar Tundra Sale agreement discussed in (g) below.

f)
Golar Eskimo vendor loan - As discussed further in (d) above, we granted Golar Partners a loan facility for an amount of $220.0 million to part fund their purchase of the Golar Eskimo in January 2015. The loan was fully repaid by the end of 2015.

g)
Deposit - In February 2016, we entered into a purchase agreement for the sale of our equity interests in the company (“Tundra Corp”) that is the disponent owner and operator of the Golar Tundra to Golar Partners for the purchase price of $330 million, less the net lease obligations under the lease agreement with CMBL and net working capital adjustments (“Golar Tundra Sale”). The Golar Tundra is subject to a time charter (“Golar Tundra Time Charter”) with West Africa Gas Limited (“WAGL”), a company jointly owned by the Nigerian National Petroleum Corporation and Sahara Energy Resource Ltd, for an initial term of five years, which may be extended for an additional five years at WAGL’s option. In February 2016, we received a $30 million deposit from Golar Partners towards the purchase price. On May 23, 2016, the sale was completed and Golar Partners settled in cash the outstanding $77.3 million due to Golar.

In connection with the closing of the Golar Tundra Sale, we also entered into an agreement with Golar Partners pursuant to which we will pay Golar Partners a daily fee plus operating expenses for the right to use the Golar Tundra from the date of the closing of the Golar Tundra Sale until the date that the vessel commences operations under the Golar Tundra Time Charter with WAGL. In return, Golar Partners will remit to us any hire income received with respect to the Golar Tundra during this period. If for any reason the Golar Tundra Time Charter has not commenced by the 12 month anniversary of the closing of the Golar Tundra Sale, the Partnership shall have the right to require that we repurchase the shares of Tundra Corp at a price equal to the purchase price.

Until the Golar Tundra commences operations and the arrangements between Golar Partners expires (including Golar Partners' right to require that the Company repurchase the shares of Tundra Corp, the disponent owner and operator of the Golar Tundra), the Company will continue to consolidate Tundra Corp. Accordingly, for the nine months ended September 30, 2016, we accounted for $1.2 million as interest expense with respect to these arrangements.

h)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.